CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(1)	706	$ 371,321
Boeing Co.(1)	7,146	1,218,750
General Dynamics Corp.	2,418	659,098
General Electric Co.	10,225	2,046,534
Howmet Aerospace, Inc.	3,859	500,628
Huntington Ingalls Industries, Inc.	397	81,004
L3Harris Technologies, Inc.	1,794	375,502
Lockheed Martin Corp.	1,996	891,633
Northrop Grumman Corp.	1,296	663,565
RTX Corp.	12,691	1,681,050
Textron, Inc.	1,808	130,628
TransDigm Group, Inc.	534	738,677
		$9,358,390
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,152	$117,965
Expeditors International of Washington, Inc.	1,364	164,021
FedEx Corp.	2,111	514,620
United Parcel Service, Inc., Class B	6,968	766,410
		$1,563,016
Automobile Components — 0.0%†
Aptiv PLC(1)	2,290	$136,255
		$136,255
Automobiles — 1.6%
Ford Motor Co.	38,034	$381,481
General Motors Co.	9,480	445,844
Tesla, Inc.(1)	26,810	6,948,080
		$7,775,405
Banks — 3.3%
Bank of America Corp.	63,423	$2,646,642
Citigroup, Inc.	17,883	1,269,514
Citizens Financial Group, Inc.	4,311	176,622
Fifth Third Bancorp	6,534	256,133
Huntington Bancshares, Inc.	14,156	212,481
JPMorgan Chase & Co.	26,807	6,575,757
KeyCorp	9,401	150,322
M&T Bank Corp.	1,617	289,039
PNC Financial Services Group, Inc.	3,772	663,004
Regions Financial Corp.	8,856	192,441
Truist Financial Corp.	12,537	515,897
U.S. Bancorp	14,862	627,474
Wells Fargo & Co.	31,529	2,263,467
		$15,838,793
Security	Shares	Value
Beverages — 1.2%
Brown-Forman Corp., Class B	1,956	$ 66,387
Coca-Cola Co.	36,887	2,641,847
Constellation Brands, Inc., Class A	1,521	279,134
Keurig Dr. Pepper, Inc.	11,670	399,347
Molson Coors Beverage Co., Class B	1,780	108,348
Monster Beverage Corp.(1)	6,823	399,282
PepsiCo, Inc.	13,066	1,959,116
		$ 5,853,461
Biotechnology — 1.8%
AbbVie, Inc.	16,901	$3,541,097
Amgen, Inc.	5,118	1,594,513
Biogen, Inc.(1)	1,420	194,313
Gilead Sciences, Inc.	11,873	1,330,370
Incyte Corp.(1)	1,692	102,451
Moderna, Inc.(1)	3,509	99,480
Regeneron Pharmaceuticals, Inc.	1,002	635,498
Vertex Pharmaceuticals, Inc.(1)	2,446	1,185,870
		$8,683,592
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	90,395	$17,198,553
eBay, Inc.	4,667	316,096
		$17,514,649
Building Products — 0.5%
A.O. Smith Corp.	1,215	$79,412
Allegion PLC	883	115,196
Builders FirstSource, Inc.(1)	1,180	147,429
Carrier Global Corp.	7,694	487,800
Johnson Controls International PLC	6,289	503,812
Lennox International, Inc.	312	174,979
Masco Corp.	2,102	146,173
Trane Technologies PLC	2,137	719,998
		$2,374,799
Capital Markets — 3.0%
Ameriprise Financial, Inc.	917	$443,929
Bank of New York Mellon Corp.	6,837	573,419
Blackrock, Inc.	1,387	1,312,768
Blackstone, Inc.	7,035	983,352
Cboe Global Markets, Inc.	997	225,611
Charles Schwab Corp.	16,235	1,270,876
CME Group, Inc.	3,433	910,741
FactSet Research Systems, Inc.	385	175,036
Franklin Resources, Inc.	3,133	60,310
Goldman Sachs Group, Inc.	2,973	1,624,120
Intercontinental Exchange, Inc.	5,474	944,265
Invesco Ltd.	4,888	74,151
KKR & Co., Inc.	6,431	743,488

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	399	$ 86,324
Moody's Corp.	1,475	686,893
Morgan Stanley(2)	11,789	1,375,423
MSCI, Inc.	740	418,470
Nasdaq, Inc.	4,032	305,867
Northern Trust Corp.	1,931	190,493
Raymond James Financial, Inc.	1,783	247,677
S&P Global, Inc.	3,001	1,524,808
State Street Corp.	2,856	255,698
T. Rowe Price Group, Inc.	2,121	194,856
		$14,628,575
Chemicals — 1.3%
Air Products and Chemicals, Inc.	2,120	$625,230
Albemarle Corp.	1,194	85,992
CF Industries Holdings, Inc.	1,696	132,542
Corteva, Inc.	6,697	421,442
Dow, Inc.	6,850	239,202
DuPont de Nemours, Inc.	4,072	304,097
Eastman Chemical Co.	1,129	99,476
Ecolab, Inc.	2,401	608,702
International Flavors & Fragrances, Inc.	2,491	193,327
Linde PLC	4,536	2,112,143
LyondellBasell Industries NV, Class A	2,469	173,818
Mosaic Co.	3,382	91,348
PPG Industries, Inc.	2,261	247,240
Sherwin-Williams Co.	2,207	770,662
		$6,105,221
Commercial Services & Supplies — 0.6%
Cintas Corp.	3,268	$671,672
Copart, Inc.(1)	8,542	483,392
Republic Services, Inc.	1,934	468,337
Rollins, Inc.	2,751	148,637
Veralto Corp.	2,356	229,592
Waste Management, Inc.	3,480	805,655
		$2,807,285
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	9,842	$762,558
Cisco Systems, Inc.	38,179	2,356,026
F5, Inc.(1)	549	146,182
Juniper Networks, Inc.	3,226	116,749
Motorola Solutions, Inc.	1,592	696,994
		$4,078,509
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,438	$365,511
		$365,511
Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	596	$ 284,966
Vulcan Materials Co.	1,287	300,257
		$ 585,223
Consumer Finance — 0.6%
American Express Co.	5,288	$ 1,422,737
Capital One Financial Corp.	3,632	651,218
Discover Financial Services	2,446	417,532
Synchrony Financial	3,794	200,854
		$2,692,341
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	4,229	$3,999,704
Dollar General Corp.	2,143	188,434
Dollar Tree, Inc.(1)	1,969	147,813
Kroger Co.	6,485	438,970
Sysco Corp.	4,786	359,141
Target Corp.	4,365	455,531
Walgreens Boots Alliance, Inc.	7,018	78,391
Walmart, Inc.	41,549	3,647,587
		$9,315,571
Containers & Packaging — 0.2%
Amcor PLC	14,640	$142,008
Avery Dennison Corp.	783	139,350
Ball Corp.	2,843	148,035
International Paper Co.	5,125	273,419
Packaging Corp. of America	869	172,079
Smurfit WestRock PLC	4,710	212,233
		$1,087,124
Distributors — 0.1%
Genuine Parts Co.	1,411	$168,106
LKQ Corp.	2,666	113,412
Pool Corp.	388	123,520
		$405,038
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	68,388	$1,934,013
Verizon Communications, Inc.	40,106	1,819,208
		$3,753,221
Electric Utilities — 1.6%
Alliant Energy Corp.	2,598	$167,181
American Electric Power Co., Inc.	5,080	555,092
Constellation Energy Corp.	2,980	600,857
Duke Energy Corp.	7,393	901,724
Edison International	3,772	222,246
Entergy Corp.	4,178	357,177
Evergy, Inc.	2,329	160,585

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	3,570	$ 221,733
Exelon Corp.	9,791	451,169
FirstEnergy Corp.	4,887	197,532
NextEra Energy, Inc.	19,592	1,388,877
NRG Energy, Inc.	1,974	188,438
PG&E Corp.	20,899	359,045
Pinnacle West Capital Corp.	1,195	113,824
PPL Corp.	7,034	253,998
Southern Co.	10,439	959,866
Xcel Energy, Inc.	5,471	387,292
		$7,486,636
Electrical Equipment — 0.7%
AMETEK, Inc.	2,254	$388,004
Eaton Corp. PLC	3,765	1,023,440
Emerson Electric Co.	5,372	588,986
GE Vernova, Inc.	2,629	802,581
Generac Holdings, Inc.(1)	612	77,510
Hubbell, Inc.	511	169,095
Rockwell Automation, Inc.	1,100	284,218
		$3,333,834
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,538	$756,778
CDW Corp.	1,303	208,819
Corning, Inc.	7,508	343,716
Jabil, Inc.	1,044	142,057
Keysight Technologies, Inc.(1)	1,691	253,261
TE Connectivity PLC	2,915	411,948
Teledyne Technologies, Inc.(1)	444	220,983
Trimble, Inc.(1)	2,379	156,181
Zebra Technologies Corp., Class A(1)	522	147,496
		$2,641,239
Energy Equipment & Services — 0.3%
Baker Hughes Co.	9,642	$423,766
Halliburton Co.	8,596	218,080
Schlumberger NV	13,346	557,863
		$1,199,709
Entertainment — 1.4%
Electronic Arts, Inc.	2,325	$336,009
Live Nation Entertainment, Inc.(1)	1,577	205,925
Netflix, Inc.(1)	4,097	3,820,575
Take-Two Interactive Software, Inc.(1)	1,591	329,735
TKO Group Holdings, Inc.	634	96,881
Walt Disney Co.	17,223	1,699,910
Warner Bros. Discovery, Inc.(1)	21,268	228,206
		$6,717,241
Security	Shares	Value
Financial Services — 4.7%
Apollo Global Management, Inc.	4,259	$ 583,228
Berkshire Hathaway, Inc., Class B(1)	17,565	9,354,768
Corpay, Inc.(1)	664	231,550
Fidelity National Information Services, Inc.	5,046	376,835
Fiserv, Inc.(1)	5,420	1,196,899
Global Payments, Inc.	2,359	230,993
Jack Henry & Associates, Inc.	695	126,907
Mastercard, Inc., Class A	7,809	4,280,269
PayPal Holdings, Inc.(1)	9,425	614,981
Visa, Inc., Class A	16,524	5,791,001
		$22,787,431
Food Products — 0.6%
Archer-Daniels-Midland Co.	4,559	$218,878
Bunge Global SA	1,272	97,206
Campbell's Co.	1,914	76,407
Conagra Brands, Inc.	4,650	124,016
General Mills, Inc.	5,409	323,404
Hershey Co.	1,440	246,283
Hormel Foods Corp.	2,943	91,056
J.M. Smucker Co.	1,037	122,791
Kellanova	2,620	216,124
Kraft Heinz Co.	8,311	252,904
Lamb Weston Holdings, Inc.	1,460	77,818
McCormick & Co., Inc.	2,406	198,038
Mondelez International, Inc., Class A	12,324	836,183
Tyson Foods, Inc., Class A	2,895	184,730
		$3,065,838
Gas Utilities — 0.1%
Atmos Energy Corp.(3)	1,577	$243,773
		$243,773
Ground Transportation — 0.9%
CSX Corp.	18,372	$540,688
J.B. Hunt Transport Services, Inc.	816	120,727
Norfolk Southern Corp.	2,204	522,017
Old Dominion Freight Line, Inc.	1,790	296,155
Uber Technologies, Inc.(1)	19,902	1,450,060
Union Pacific Corp.	5,757	1,360,034
		$4,289,681
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	16,524	$2,191,909
Align Technology, Inc.(1)	684	108,660
Baxter International, Inc.	5,168	176,901
Becton Dickinson & Co.	2,736	626,708
Boston Scientific Corp.(1)	14,041	1,416,456
Cooper Cos., Inc.(1)	2,017	170,134
DexCom, Inc.(1)	3,806	259,912

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	5,747	$ 416,543
GE HealthCare Technologies, Inc.	4,452	359,321
Hologic, Inc.(1)	2,138	132,064
IDEXX Laboratories, Inc.(1)	798	335,120
Insulet Corp.(1)	668	175,423
Intuitive Surgical, Inc.(1)	3,398	1,682,927
Medtronic PLC	12,217	1,097,820
ResMed, Inc.	1,430	320,106
Solventum Corp.(1)	1,351	102,730
STERIS PLC	962	218,037
Stryker Corp.	3,272	1,218,002
Zimmer Biomet Holdings, Inc.	1,940	219,569
		$11,228,342
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	2,358	$324,862
Cencora, Inc.	1,644	457,180
Centene Corp.(1)	4,725	286,855
Cigna Group	2,608	858,032
CVS Health Corp.	12,012	813,813
DaVita, Inc.(1)	467	71,437
Elevance Health, Inc.	2,210	961,261
HCA Healthcare, Inc.	1,704	588,817
Henry Schein, Inc.(1)	1,283	87,873
Humana, Inc.	1,173	310,376
Labcorp Holdings, Inc.	815	189,683
McKesson Corp.	1,194	803,550
Molina Healthcare, Inc.(1)	557	183,470
Quest Diagnostics, Inc.	1,088	184,089
UnitedHealth Group, Inc.	8,813	4,615,809
Universal Health Services, Inc., Class B	602	113,116
		$10,850,223
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,577	$145,888
Healthpeak Properties, Inc.	7,129	144,148
Ventas, Inc.	4,105	282,260
Welltower, Inc.	5,764	883,103
		$1,455,399
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	6,811	$96,784
		$96,784
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(1)	4,124	$492,653
Booking Holdings, Inc.	315	1,451,177
Caesars Entertainment, Inc.(1)	2,077	51,925
Carnival Corp.(1)	10,232	199,831
Chipotle Mexican Grill, Inc.(1)	12,912	648,311
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	1,145	$ 237,885
Domino's Pizza, Inc.	336	154,375
DoorDash, Inc., Class A(1)	3,232	590,713
Expedia Group, Inc.	1,197	201,216
Hilton Worldwide Holdings, Inc.	2,292	521,545
Las Vegas Sands Corp.	3,274	126,475
Marriott International, Inc., Class A	2,180	519,276
McDonald's Corp.	6,827	2,132,550
MGM Resorts International(1)	2,346	69,535
Norwegian Cruise Line Holdings Ltd.(1)	4,602	87,254
Royal Caribbean Cruises Ltd.	2,399	492,850
Starbucks Corp.	10,822	1,061,530
Wynn Resorts Ltd.	853	71,225
Yum! Brands, Inc.	2,719	427,862
		$9,538,188
Household Durables — 0.3%
D.R. Horton, Inc.	2,702	$343,505
Garmin Ltd.	1,497	325,044
Lennar Corp., Class A	2,225	255,386
Mohawk Industries, Inc.(1)	590	67,366
NVR, Inc.(1)	28	202,843
PulteGroup, Inc.	1,998	205,394
		$1,399,538
Household Products — 1.1%
Church & Dwight Co., Inc.	2,343	$257,941
Clorox Co.	1,206	177,584
Colgate-Palmolive Co.	7,732	724,488
Kimberly-Clark Corp.	3,160	449,415
Procter & Gamble Co.	22,450	3,825,929
		$5,435,357
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,441	$92,417
Vistra Corp.	3,315	389,314
		$481,731
Industrial Conglomerates — 0.4%
3M Co.	5,172	$759,560
Honeywell International, Inc.	6,195	1,311,791
		$2,071,351
Industrial REITs — 0.2%
Prologis, Inc.	8,830	$987,106
		$987,106
Insurance — 2.3%
Aflac, Inc.	4,716	$524,372
Allstate Corp.	2,525	522,852

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
American International Group, Inc.	5,653	$ 491,472
Aon PLC, Class A	2,060	822,125
Arch Capital Group Ltd.	3,651	351,153
Arthur J. Gallagher & Co.	2,443	843,421
Assurant, Inc.	500	104,875
Brown & Brown, Inc.	2,313	287,737
Chubb Ltd.	3,550	1,072,064
Cincinnati Financial Corp.	1,523	224,978
Erie Indemnity Co., Class A	253	106,020
Everest Group Ltd.	438	159,139
Globe Life, Inc.	818	107,747
Hartford Insurance Group, Inc.	2,825	349,537
Loews Corp.	1,683	154,684
Marsh & McLennan Cos., Inc.	4,679	1,141,816
MetLife, Inc.	5,516	442,880
Principal Financial Group, Inc.	2,005	169,162
Progressive Corp.	5,581	1,579,479
Prudential Financial, Inc.	3,469	387,418
Travelers Cos., Inc.	2,160	571,234
W.R. Berkley Corp.	2,861	203,589
Willis Towers Watson PLC	981	331,529
		$10,949,283
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A	55,894	$8,643,448
Alphabet, Inc., Class C	45,324	7,080,969
Match Group, Inc.	2,612	81,494
Meta Platforms, Inc., Class A	21,004	12,105,865
		$27,911,776
IT Services — 1.1%
Accenture PLC, Class A	5,959	$1,859,446
Akamai Technologies, Inc.(1)	1,464	117,852
Cognizant Technology Solutions Corp., Class A	4,831	369,571
EPAM Systems, Inc.(1)	577	97,421
Gartner, Inc.(1)	752	315,644
GoDaddy, Inc., Class A(1)	1,368	246,432
International Business Machines Corp.	8,809	2,190,446
VeriSign, Inc.(1)	808	205,127
		$5,401,939
Leisure Products — 0.0%†
Hasbro, Inc.	1,327	$81,597
		$81,597
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	2,800	$327,544
Bio-Techne Corp.	1,596	93,574
Charles River Laboratories International, Inc.(1)	525	79,023
Danaher Corp.	6,097	1,249,885
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(1)	1,594	$ 281,022
Mettler-Toledo International, Inc.(1)	207	244,448
Revvity, Inc.	1,249	132,144
Thermo Fisher Scientific, Inc.	3,644	1,813,255
Waters Corp.(1)	566	208,611
West Pharmaceutical Services, Inc.	706	158,059
		$ 4,587,565
Machinery — 1.5%
Caterpillar, Inc.	4,553	$1,501,579
Cummins, Inc.	1,337	419,069
Deere & Co.	2,413	1,132,542
Dover Corp.	1,337	234,884
Fortive Corp.	3,381	247,422
IDEX Corp.	769	139,166
Illinois Tool Works, Inc.	2,545	631,185
Ingersoll Rand, Inc.	3,927	314,278
Nordson Corp.	517	104,289
Otis Worldwide Corp.	3,778	389,890
PACCAR, Inc.	4,996	486,461
Parker-Hannifin Corp.	1,227	745,832
Pentair PLC	1,610	140,843
Snap-on, Inc.	512	172,549
Stanley Black & Decker, Inc.	1,559	119,856
Westinghouse Air Brake Technologies Corp.	1,675	303,761
Xylem, Inc.	2,377	283,956
		$7,367,562
Media — 0.5%
Charter Communications, Inc., Class A(1)	942	$347,155
Comcast Corp., Class A	35,932	1,325,891
Fox Corp., Class A	2,155	121,973
Fox Corp., Class B	1,266	66,731
Interpublic Group of Cos., Inc.	3,804	103,317
News Corp., Class A	3,990	108,608
News Corp., Class B	1,333	40,483
Omnicom Group, Inc.	1,982	164,328
Paramount Global, Class B	5,361	64,117
		$2,342,603
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	13,691	$518,341
Newmont Corp.	10,846	523,645
Nucor Corp.	2,288	275,338
Steel Dynamics, Inc.	1,349	168,733
		$1,486,057
Multi-Utilities — 0.7%
Ameren Corp.	2,571	$258,128
CenterPoint Energy, Inc.	6,209	224,952

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	2,847	$ 213,838
Consolidated Edison, Inc.	3,375	373,241
Dominion Energy, Inc.	8,185	458,933
DTE Energy Co.	2,018	279,029
NiSource, Inc.	4,477	179,483
Public Service Enterprise Group, Inc.	4,855	399,567
Sempra	6,172	440,434
WEC Energy Group, Inc.	3,082	335,876
		$3,163,481
Office REITs — 0.0%†
BXP, Inc.	1,476	$99,172
		$99,172
Oil, Gas & Consumable Fuels — 3.2%
APA Corp.	3,926	$82,524
Chevron Corp.	15,923	2,663,759
ConocoPhillips	12,155	1,276,518
Coterra Energy, Inc.	7,177	207,415
Devon Energy Corp.	6,343	237,228
Diamondback Energy, Inc.	1,821	291,141
EOG Resources, Inc.	5,359	687,238
EQT Corp.	5,814	310,642
Expand Energy Corp.	2,004	223,085
Exxon Mobil Corp.	41,677	4,956,646
Hess Corp.	2,693	430,153
Kinder Morgan, Inc.	18,417	525,437
Marathon Petroleum Corp.	3,011	438,673
Occidental Petroleum Corp.	6,605	326,023
ONEOK, Inc.	5,911	586,489
Phillips 66	3,935	485,894
Targa Resources Corp.	2,125	425,999
Texas Pacific Land Corp.	179	237,173
Valero Energy Corp.	3,085	407,436
Williams Cos., Inc.	11,614	694,053
		$15,493,526
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	6,247	$272,369
Southwest Airlines Co.	5,646	189,593
United Airlines Holdings, Inc.(1)	3,204	221,236
		$683,198
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,275	$150,150
Kenvue, Inc.	18,681	447,970
		$598,120
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	19,334	$1,179,181
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.	7,547	$ 6,233,143
Johnson & Johnson	23,053	3,823,109
Merck & Co., Inc.	24,249	2,176,590
Pfizer, Inc.	53,990	1,368,107
Viatris, Inc.	12,089	105,295
Zoetis, Inc.	4,266	702,397
		$ 15,587,822
Professional Services — 0.7%
Automatic Data Processing, Inc.	3,876	$1,184,234
Broadridge Financial Solutions, Inc.	1,115	270,343
Dayforce, Inc.(1)	1,601	93,386
Equifax, Inc.	1,208	294,220
Jacobs Solutions, Inc.	1,211	146,398
Leidos Holdings, Inc.	1,250	168,675
Paychex, Inc.	3,121	481,508
Paycom Software, Inc.	495	108,148
Verisk Analytics, Inc.	1,376	409,525
		$3,156,437
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	2,816	$368,276
CoStar Group, Inc.(1)	3,994	316,445
		$684,721
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,384	$297,034
Camden Property Trust	1,039	127,070
Equity Residential	3,256	233,064
Essex Property Trust, Inc.	612	187,621
Invitation Homes, Inc.	5,428	189,166
Mid-America Apartment Communities, Inc.	1,114	186,684
UDR, Inc.	3,040	137,317
		$1,357,956
Retail REITs — 0.3%
Federal Realty Investment Trust	816	$79,821
Kimco Realty Corp.	6,888	146,301
Realty Income Corp.	8,528	494,709
Regency Centers Corp.	1,555	114,697
Simon Property Group, Inc.	2,988	496,247
		$1,331,775
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc.(1)	15,439	$1,586,203
Analog Devices, Inc.	4,726	953,092
Applied Materials, Inc.	7,743	1,123,664
Broadcom, Inc.	44,894	7,516,603
Enphase Energy, Inc.(1)	1,372	85,133
First Solar, Inc.(1)	1,043	131,867

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	41,252	$ 936,833
KLA Corp.	1,266	860,627
Lam Research Corp.	12,230	889,121
Microchip Technology, Inc.	5,232	253,281
Micron Technology, Inc.	10,615	922,337
Monolithic Power Systems, Inc.	456	264,471
NVIDIA Corp.	234,730	25,440,037
NXP Semiconductors NV	2,421	460,135
ON Semiconductor Corp.(1)	4,149	168,823
QUALCOMM, Inc.	10,537	1,618,589
Skyworks Solutions, Inc.	1,618	104,571
Teradyne, Inc.	1,587	131,086
Texas Instruments, Inc.	8,673	1,558,538
		$45,005,011
Software — 9.2%
Adobe, Inc.(1)	4,147	$1,590,499
ANSYS, Inc.(1)	852	269,709
Autodesk, Inc.(1)	2,048	536,166
Cadence Design Systems, Inc.(1)	2,613	664,564
CrowdStrike Holdings, Inc., Class A(1)	2,347	827,505
Fair Isaac Corp.(1)	237	437,066
Fortinet, Inc.(1)	6,061	583,432
Gen Digital, Inc.	5,284	140,237
Intuit, Inc.	2,667	1,637,511
Microsoft Corp.	71,258	26,749,541
Oracle Corp.	15,550	2,174,046
Palantir Technologies, Inc., Class A(1)	19,529	1,648,248
Palo Alto Networks, Inc.(1)	6,308	1,076,397
PTC, Inc.(1)	1,146	177,573
Roper Technologies, Inc.	1,022	602,551
Salesforce, Inc.	9,170	2,460,861
ServiceNow, Inc.(1)	1,963	1,562,823
Synopsys, Inc.(1)	1,497	641,988
Tyler Technologies, Inc.(1)	417	242,440
Workday, Inc., Class A(1)	2,075	484,575
		$44,507,732
Specialized REITs — 0.9%
American Tower Corp.	4,452	$968,755
Crown Castle, Inc.	4,235	441,414
Digital Realty Trust, Inc.	3,038	435,315
Equinix, Inc.	927	755,830
Extra Space Storage, Inc.	2,065	306,632
Iron Mountain, Inc.	2,859	245,988
Public Storage	1,536	459,709
SBA Communications Corp.	1,024	225,290
VICI Properties, Inc.	10,043	327,603
Weyerhaeuser Co.	6,913	202,413
		$4,368,949
Security	Shares	Value
Specialty Retail — 1.8%
AutoZone, Inc.(1)	160	$ 610,045
Best Buy Co., Inc.	1,904	140,153
CarMax, Inc.(1)	1,581	123,192
Home Depot, Inc.	9,524	3,490,451
Lowe's Cos., Inc.	5,379	1,254,544
O'Reilly Automotive, Inc.(1)	548	785,054
Ross Stores, Inc.	3,143	401,644
TJX Cos., Inc.	10,710	1,304,478
Tractor Supply Co.	5,205	286,795
Ulta Beauty, Inc.(1)	442	162,011
Williams-Sonoma, Inc.	1,173	185,451
		$8,743,818
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	144,019	$31,990,940
Dell Technologies, Inc., Class C	3,004	273,815
Hewlett Packard Enterprise Co.	12,704	196,023
HP, Inc.	8,935	247,410
NetApp, Inc.	1,937	170,146
Seagate Technology Holdings PLC	2,055	174,572
Super Micro Computer, Inc.(1)	4,907	168,016
Western Digital Corp.(1)	3,307	133,702
		$33,354,624
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,480	$165,479
lululemon Athletica, Inc.(1)	1,067	302,025
NIKE, Inc., Class B	11,254	714,404
Ralph Lauren Corp.	392	86,530
Tapestry, Inc.	1,972	138,848
		$1,407,286
Tobacco — 0.7%
Altria Group, Inc.	16,147	$969,143
Philip Morris International, Inc.	14,813	2,351,267
		$3,320,410
Trading Companies & Distributors — 0.3%
Fastenal Co.	5,582	$432,884
United Rentals, Inc.	639	400,461
W.W. Grainger, Inc.	432	426,743
		$1,260,088
Water Utilities — 0.1%
American Water Works Co., Inc.	1,857	$273,945
		$273,945

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	4,569	$ 1,218,598
		$ 1,218,598
Total Common Stocks (identified cost $113,793,985)		$455,976,431

Exchange-Traded Funds — 2.7%

Security	Shares	Value
Equity Funds — 2.7%
SPDR S&P 500 ETF Trust	23,500	$ 13,145,665
Total Exchange-Traded Funds (identified cost $12,932,440)		$ 13,145,665

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.8%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(6)	12,518,886	$ 12,518,886
Total Affiliated Fund (identified cost $12,518,886)		$ 12,518,886
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 7/10/25(7)	$1,000	$ 988,389
Total U.S. Treasury Obligations (identified cost $988,591)		$ 988,389
Total Short-Term Investments (identified cost $13,507,477)		$ 13,507,275
Total Investments — 100.1% (identified cost $140,234,457)		$482,629,926
Other Assets, Less Liabilities — (0.1)%		$ (414,604)
Net Assets — 100.0%		$482,215,322

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that may be deemed to be an affiliate.
(3)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $85,019 and the total market value of the collateral received by the Fund was $85,904, comprised of U.S. government and/or agencies securities.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	47	Long	6/20/25	$13,285,138	$(131,835)
					$(131,835)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$555
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2025, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $13,894,309, which represents 2.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$ 1,519,578	$ —	$ (35,798)	$27,907	$(136,264)	$ 1,375,423	$ 11,180	11,789
Short-Term Investments
Liquidity Fund, Institutional Class(1)	13,356,034	13,725,459	(14,562,607)	—	—	12,518,886	89,986	12,518,886
Total				$27,907	$(136,264)	$13,894,309	$101,166

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$455,976,431(2)	$ —	$ —	$455,976,431
Exchange-Traded Funds	13,145,665	—	—	13,145,665
Rights	—	—	555	555

CVT
S&P 500® Index Portfolio
March 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments:
Affiliated Fund	$12,518,886	$ —	$ —	$12,518,886
U.S. Treasury Obligations	—	988,389	—	988,389
Total Investments	$481,640,982	$988,389	$555	$482,629,926
Liability Description
Futures Contracts	$(131,835)	$ —	$ —	$(131,835)
Total	$(131,835)	$ —	$ —	$(131,835)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.